Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions

Loan from related parties are as follows:

			December 31,	June 30,	June 30,
Name of Related Parties	Relationship	Nature	2024	2025	2025
			RMB	RMB	USD
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	22,604,882	22,604,882	3,157,724
Total:			22,604,882	22,604,882	3,157,724
Related party loan – current			-	-	-
Related party loan – non-current			22,604,882	22,604,882	3,157,724